UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-21504

Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Robert White, Treasurer Advent/Claymore Enhanced Growth & Income Fund 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:         (630) 505-3700

Date of fiscal year end:         October 31

Date of reporting period:         October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report

October 31, 2005

Advent / Claymore Enhanced Growth & Income Fund | LCM

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Summary | As of October 31, 2005 (unaudited)

Fund Statistics
Share Price	$16.83
Common Share Net Asset Value	$18.51
Premium/Discount to NAV	-9.08%
Net Assets ($000)	$251,349

Total Returns (Inception 1/31/05)	Market	NAV
Since Inception	-12.08%	1.12%

Top Ten Industries	% of Total Investments
Oil and Gas	11.3%
Telecommunications	8.5%
Aluminum, Steel and Other Metals	8.5%
Communications, Media and Entertainment	7.3%
Beverages, Food and Tobacco	6.8%
Special Purpose Entity	6.5%
Financial Services	6.3%
Mining	5.1%
Pharmaceuticals	4.3%
Internet	3.8%

Top Ten Issuers	% of Total Investments
Dow Jones CDX HY	5.1%
Altria Group, Inc.	3.7%
Cameco Corp.	2.4%
NRG Energy, Inc.	2.2%
Johnson & Johnson	2.0%
Monsanto Co.	1.9%
Murphy Oil Corp.	1.9%
General Maritime Corp.	1.8%
Bunge Ltd.	1.8%
InfoSpace, Inc.	1.8%

Share Price & NAV Performance

Portfolio Composition (% of Total Investments)

2 | Annual Report | October 31, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Portfolio of Investments | October 31, 2005

Number of Shares		Value
	Common Stocks – 60.4%
	Aerospace and Defense – 0.3%
20,000	Empresa Brasiliera de Aeronautica SA ADR (Brazil)(f)	$775,800

	Aluminum, Steel and Other Metals – 6.1%
22,000	Alcoa, Inc.(f)	534,380
125,000	Cameco Corp. (Canada)(f)	5,975,000
70,000	Companhia Siderurgica Nacional SA ADR (Brazil)(f)	1,344,000
50,000	Companhia Vale do Rio Doce ADR (Brazil)(f)	2,066,500
33,600	Freeport-McMoRan Copper & Gold, Inc., Class B (c)(f)	1,660,512
30,000	Southern Copper Corp. (f)	1,654,200
60,000	United States Steel Corp. (c)(f)	2,191,800

		15,426,392

	Automotive – 1.4%
350,000	Calsonic Kansei Corp. (Japan)	2,062,626
50,000	Honda Motor Co., Ltd. ADR (Japan)(f)	1,390,500

		3,453,126

	Beverages, Food and Tobacco – 6.7%
125,000	Altria Group, Inc. (c)(f)	9,381,250
85,000	Bunge Ltd. (Bermuda)(f)	4,414,900
157,500	Vector Group Ltd. (f)	3,143,700

		16,939,850

	Building Products and Services – 0.5%
25,000	Cemex SA de CV ADR (Mexico)(f)	1,301,750

	Chemicals – 1.9%
75,000	Monsanto Co. (f)	4,725,750

	Communications, Media and Entertainment – 3.6%
100,000	Cablevision Systems Corp., Class A (a)(f)	2,480,000
25,000	Nintendo Co., Ltd. (Japan)	2,783,386
50,000	Reuters Group PLC ADR (United Kingdom)(f)	1,901,000
100,000	Time Warner, Inc. (f)	1,783,000

		8,947,386

	Computers - Software and Peripherals – 0.8%
30,000	Infosys Technologies Ltd. ADR (India)(f)	2,040,000

	Energy – 0.7%
225,000	Primary Energy Recycling Corp. (Canada) (a)(b)	1,688,144

	Electronic Equipment and Components – 3.4%
25,000	Hitachi Ltd. ADR (Japan)(f)	1,541,750
150,000	Infineon Technologies AG ADR (Germany) (a)(f)	1,401,000
125,000	LG. Phillips LCD Co., Ltd. ADR (South Korea) (a)(f)	2,376,250
100,000	SONY Corp. ADR (Japan)(f)	3,280,000

		8,599,000

	Financial Services – 3.5%
79,700	Ameritrade Holding Corp. (a)(c)(f)	1,676,091
100,000	Charles Schwab Corp. (The)(c)(f)	1,520,000
50,000	International Securities Exchange, Inc., Class A (a)(f)	1,230,500
150,000	Nomura Holdings, Inc., ADR (Japan)	2,323,500
50,000	Nuveen Investments, Class A (f)	2,023,500

		8,773,591

	Health Care Products and Services – 2.6%
25,000	Guidant Corp. (f)	$1,575,000
80,000	Johnson & Johnson (f)	5,009,600

		6,584,600

	Internet – 3.8%
25,000	GTECH Holdings Corp. (f)	796,000
175,000	InfoSpace, Inc. (a)(c)(f)	4,396,000
100,000	Priceline.com, Inc. (a)(c)(f)	1,897,000
100,000	Shanda Interactive Entertainment Ltd. (Cayman Islands) (a)(f)	2,477,000

		9,566,000

	Leisure and Entertainment – 0.6%
32,000	Wynn Resorts Ltd. (a)(f)	1,493,760

	Mining – 2.4%
76,700	Alpha Natural Resources, Inc. (a)(f)	1,821,625
195,000	ICG, Inc. (a)	2,661,750
80,000	Meridian Gold, Inc. (Canada) (a)(f)	1,502,400

		5,985,775

	Oil and Gas – 9.6%
50,000	CNOOC Ltd. ADR (Hong Kong)(f)	3,285,000
100,000	Murphy Oil Corp. (f)	4,685,000
30,000	Occidental Petroleum Corp. (f)	2,366,400
70,000	Penn West Energy Trust (Canada)	1,854,521
40,000	Petroleo Brasileiro SA ADR (Brazil)(f)	2,556,000
30,000	Petroleo Brasileiro SA ADR, Class A (Brazil)	1,721,100
65,000	Pride International, Inc. (a)(c)(f)	1,824,550
50,000	Suncor Energy, Inc. (Canada)(f)	2,681,500
25,000	Tesoro Corp. (f)	1,528,750
28,400	YPF SA ADR (Argentina)	1,724,732

		24,227,553

	Pharmaceuticals – 2.4%
70,000	Biogen Idec, Inc. (a)(c)(f)	2,844,100
25,000	Chiron Corp. (a)(f)	1,103,500
161,100	Elan Corp. PLC ADR (Ireland) (a)(f)	1,329,075
30,000	Endo Pharmaceuticals Holdings, Inc. (a)(f)	807,600

		6,084,275

	Real Estate Investment Trusts – 1.1%
100,000	American Home Mortgage Investment Corp. (f)	2,703,000

	Retail - Apparel and Shoes – 0.6%
90,000	Deckers Outdoor Corp. (a)(f)	1,543,500

	Retail - Specialty Stores – 0.6%
50,000	OfficeMax, Inc. (c)(f)	1,401,000

	Telecommunications – 5.7%
30,000	ALLTEL Corp. (f)	1,855,800
50,000	America Movil SA de CV ADR, Ser. L (Mexico)(f)	1,312,500
200,000	Consolidated Communications Holdings, Inc.	2,652,000
60,000	Elisa Oyj, Class A (Finland)	1,049,947
70,000	Nextel Partners, Inc., Class A (a)(f)	1,760,500
40,000	NTL Inc. (a)(f)	2,452,800
100,000	Portugal Telecom, SGPS SA (Portugal) (a)	903,103

See notes to financial statements.

Annual Report | October 31, 2005 | 3

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued

Number of Shares		Value
34,500	Scientific-Atlanta, Inc. (f)	$1,222,680
20,000	TDC A/S (Denmark)	1,118,681

		14,328,011

	Transportation – 1.8%
120,000	General Maritime Corp. (Marshall Islands)(f)	4,467,600

	Utilities – 0.3%
50,000	AES Corp. (The) (a)(f)	794,500

	Total Common Stocks (Cost $158,682,712)	151,850,363

	Convertible Preferred Stocks – 4.4%
	Aluminum, Steel and Other Metals – 0.4%
1,000	Freeport-McMoRan Copper & Gold, Inc., Ser.B, 5.50% (f)	1,101,875

	Automotive – 1.0%
75,000	Ford Motor Co. Capital Trust II, 6.50%, 2032 (f)	2,391,750

	Communications Equipment – 0.8%
2,000	Lucent Technologies Capital Trust I, 7.75%, 2017 (f)	1,994,250

	Utilities – 2.2%
4,500	NRG Energy, Inc., Ser. 4 (2), 4.00% (f)	5,530,500

	Total Convertible Preferred Stocks (Cost $11,280,637)	11,018,375

Principal Amount		Value
	Corporate Bonds – 22.0%
	Aluminum, Steel and Other Metals – 1.9%
$2,900,000	AK Steel Corp., B+
	7.75%, 6/15/12, Company Guarantee Notes (c)(f)	$2,610,000
2,000,000	Chaparral Steel Co., B
	10.00%, 7/15/13, Senior Unsecured Notes (b)	2,070,000

		4,680,000

	Automotive – 0.7%
2,000,000	Visteon Corp., B-
	7.00%, 3/10/14, Senior Notes (c)(f)	1,700,000

	Building Products and Services– 2.7%
3,830,000	U.S. Concrete, Inc., B-
	8.375%, 4/01/14, Senior Subordinated Notes	3,825,213
3,000,000	Votorantim Overseas IV, BBB-
	7.75%, 6/24/20, Company Guarantee Notes (Cayman Islands)	2,943,900

		6,769,113

	Chemicals – 0.8%
2,000,000	Rhodia SA, CCC+
	8.875%, 6/01/11, Senior Subordinated Notes (France)	1,890,000

	Commercial Services – 0.3%
1,000,000	Language Line, Inc., CCC+
	11.125%, 6/15/12, Senior Subordinated Notes	850,000

	Communications, Media and Entertainment – 3.7%
	Charter Communications, Inc., CCC-
2,339,000	10.00%, 5/15/14, Company Guarantee Notes (b)	1,508,655
1,855,000	11.00%, 10/01/15, Secured Notes (b)	1,678,775
$3,500,000	Mediacom LLC, B
	9.50%, 1/15/13, Senior Notes (c)(f)	$3,421,250
3,000,000	Sirius Satellite Radio, Inc., CCC
	9.625%, 8/01/13, Senior Notes (b)(c)(f)	2,838,750

		9,447,430

	Computers - Software and Peripherals – 1.2%
3,000,000	Sungard Data Systems, Inc., B-
	10.25%, 8/15/15, Senior Subordinated Notes (b)(c)(f)	2,973,750

	Forest Products – 0.3%
1,000,000	Tembec Industries, Inc., CCC+
	8.50%, 2/01/11, Company Guarantee Notes (Canada)	635,000

	Leisure and Entertainment – 1.9%
3,000,000	AMC Entertainment, Inc., CCC+
	9.875%, 2/01/12, Senior Subordinated Notes	2,865,000
2,000,000	Six Flags, Inc., CCC
	9.625%, 6/01/14, Senior Notes (c)(f)	1,980,000

		4,845,000

	Mining – 1.4%
3,500,000	Hudson Bay Mining and Smelting Co, Ltd., B
	9.625%, 1/15/12, Secured Notes (Canada)	3,613,750

	Oil and Gas – 1.6%
2,000,000	United Refining Co., B-
	10.50%, 8/15/12, Senior Notes	2,110,000
2,000,000	Venoco, Inc., CCC+
	8.75%, 12/15/11, Senior Unsecured Notes	2,020,000

		4,130,000

	Special Purpose Entity – 5.1%
13,000,000	Dow Jones CDX HY, Ser. 3-4, NR
	10.50%, 12/29/09 (b)	12,805,000

	Telecommunications – 0.4%
1,000,000	Hawaiian Telcom Communications, Inc., B-
	12.50%, 5/01/15, Senior Subordinated Notes (b)	977,500

	Total Corporate Bonds (Cost $56,374,704)	55,316,543

	Convertible Bonds – 11.6%
	Commercial Services – 0.7%
2,000,000	BearingPoint, Inc., CCC+
	2.50%, 12/15/24, Convertible Notes (b)	1,720,000

	Communications Equipment – 0.8%
1,900,000	Lucent Technologies, Inc., Ser. B, B
	2.75%, 6/15/25, Senior Unsecured Convertible Notes	2,075,750

	Electronic Equipment and Components – 0.4%
1,000,000	Mentor Graphics Corp., NR
	5.397%, 8/06/23, Subordinated Convertible Notes (d)(f)	897,050

	Financial Services – 2.9%
4,000,000	American Express Co., A+
	1.85%, 12/01/33, Senior Convertible Notes (e)(f)	4,215,000
62,138	Merrill Lynch & Co., Inc., Ser. ECA,
	8.00%, 10/26/06, Notes (g)	2,903,709

		7,118,709

See notes to financial statements.

4 | Annual Report | October 31, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued

Principal Amount		Value
	Mining – 1.2%
$2,800,000	Placer Dome, Inc., BBB+
	2.75%, 10/15/23, Senior Convertible Notes (Canada)(f)	$3,118,500
	Pharmaceuticals – 1.8%
3,000,000	Valeant Pharmaceuticals International, B
	4.00%, 11/15/13, Subordinated Convertible Notes (f)	2,565,000
2,000,000	Wyeth, A
	3.32%, 1/15/24, Senior Unsecured Notes (d)(f)	2,050,180

		4,615,180

	Special Purpose Entity – 1.4%
1,000,000	Elan Capital Corp., Ltd., CCC+
	6.50%, 11/10/08, Company Guarantee Notes (Ireland)	1,312,400
2,000,000	Qiagen Finance SA, NR
	1.50%, 8/18/24, Company Guarantee Notes (Luxembourg)(f)	2,183,898

		3,496,298

	Telecommunications – 2.4%
3,366,000	Andrew Corp., B+
	3.25%, 8/15/13, Subordinated Convertible Notes (f)	3,378,622
3,000,000	Millicom International Cellular SA, B-
	4.00%, 1/07/10, Convertible Debentures (Luxembourg)(f)	2,579,646

		5,958,268

	Total Convertible Bonds (Cost $30,998,235)	28,999,755

Number of Shares		Value
	Investment Companies - 1.3%
100,000	Semiconductor HOLDRs Trust (f) (Cost $3,480,000)	$3,355,000

	Total Investments – 99.7% (Cost $260,816,288)	250,540,036
	Other assets less liabilities - 1.4%	3,428,218
	Total Options Written–(1.1%)	(2,619,361)

	Net Assets – 100.0%	$251,348,893

ADR – American Depositary Receipt.

HOLDRs – Holding Company Depositary Receipts.

PLC – Public Limited Company.

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to 11.2% of net assets.

(c)	All or a portion of these securities with an aggregate market value of $44,316,053 have been physically segregated or delivered to third parties to collateralize written call options.

(d)	Variable rate or floating security. The rate shown is as of October 31, 2005.

(e)	Step coupon. The rate is 1.85% to December 2006, then 0%.

(f)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(g)	Variable principal amount dependent upon the value of Ecana stock.

Ratings shown are per Standard & Poor’s and are unaudited. Securities classified as NR are not rated by Standard & Poor’s.

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
487	AES Corp. (The)	January 2006	$17.50	$14,610
1	AK Steel Corp. (h)	December 2005	94.00	1,943
217	Alcoa, Inc.	November 2005	25.00	5,425
300	ALLTEL Corp.	November 2005	60.00	69,750
250	Alpha Natural Resources, Inc.	November 2005	35.00	1,250
500	Altria Group, Inc.	December 2005	80.00	62,500
500	America Movil SA de CV ADR	November 2005	25.00	82,500
300	American Express Co.	December 2005	50.00	47,250
196	American Home Mortgage Investment Corp.	November 2005	25.00	46,550
520	American Home Mortgage Investment Corp.	November 2005	30.00	11,700
284	American Home Mortgage Investment Corp.	December 2005	25.00	86,620
500	Ameritrade Holding Corp.	November 2005	20.00	62,500
150	Ameritrade Holding Corp.	November 2005	22.50	1,500
51	Andrew Corp.	January 2006	12.50	765
350	Biogen Idec, Inc.	November 2005	40.00	52,500
350	Biogen Idec, Inc.	December 2005	45.00	17,500
200	Bunge Ltd.	November 2005	55.00	5,000
308	Cablevision Systems Corp.	November 2005	25.00	16,940
250	Cablevision Systems Corp.	November 2005	30.00	5,000
92	Cablevision Systems Corp.	November 2005	32.50	460
300	Cameco Corp.	November 2005	50.00	39,000
500	Cameco Corp.	November 2005	55.00	13,750
250	Cemex SA de CV ADR	December 2005	55.00	31,250
1,000	Charles Schwab Corp. (The)	December 2005	15.00	65,000
90	Chiron Corp.	December 2005	45.00	1,350
700	Companhia Siderurgica Nacional SA ADR	November 2005	20.00	35,000
500	Companhia Vale do Rio Doce ADR	November 2005	45.00	20,000
100	CNOOC Ltd. ADR	November 2005	65.00	21,500
110	CNOOC Ltd. ADR	November 2005	75.00	8,250
100	CNOOC Ltd. ADR	December 2005	65.00	34,000
427	Deckers Outdoor Corp.	November 2005	22.50	8,540
461	Deckers Outdoor Corp.	December 2005	20.00	12,678
200	Elan Corp PLC ADR	December 2005	10.00	5,000
200	Empresa Brasileira de Aeronautica SA ADR	December 2005	40.00	24,500
300	EnCana Corp.	December 2005	60.00	17,250
300	Endo Pharmaceuticals Holdings, Inc.	November 2005	25.00	67,500
500	Ford Motor Co.	January 2006	10.00	12,500

See notes to financial statements.

Annual Report | October 31, 2005 | 5

LCM | Advent/Claymore Enhanced Growth & Income Fund | Portfolio of Investments continued

Contracts (100 shares per contract)	Call Options Written(a)	Expiration Date	Exercise Price	Market Value
271	Freeport-McMoRan Copper & Gold, Inc.	November 2005	$50.00	$37,940
100	Freeport-McMoRan Copper & Gold, Inc.	December 2005	55.00	8,000
500	General Maritime Corp.	November 2005	40.00	12,500
250	GTECH Holdings Corp.	November 2005	32.50	17,500
250	Guidant Corp.	November 2005	70.00	10,000
250	Hitachi Ltd. ADR	November 2005	70.00	5,000
270	Honda Motor Co., Ltd. ADR	November 2005	30.00	8,100
200	Infineon Technologies AG ADR	December 2005	10.00	3,500
1,395	Infospace, Inc.	November 2005	25.00	125,550
147	Infospace, Inc.	December 2005	30.00	3,675
300	Infosys Technologies Ltd. ADR	November 2005	70.00	37,500
2	International Securities Exchange, Inc.	November 2005	25.00	110
340	International Securities Exchange, Inc.	January 2006	25.00	53,550
500	Johnson & Johnson	November 2005	65.00	25,000
364	LG.Philips LCD Co., Ltd. ADR	December 2005	20.00	28,210
100	Lucent Technologies, Inc.	January 2006	4.00	500
1	Mediacom LLC (h)	December 2005	100.75	7,945
100	Mentor Graphics Corp.	January 2006	10.00	2,000
360	Meridian Gold, Inc.	November 2005	25.00	5,400
200	Meridian Gold, Inc.	December 2005	22.50	5,000
250	Millicom International Cellular SA	December 2005	20.00	14,375
500	Monsanto Co.	November 2005	60.00	195,000
500	Murphy Oil Corp.	November 2005	45.00	125,000
100	Nextel Partners, Inc.	December 2005	25.00	8,250
400	NRG Energy, Inc.	December 2005	50.00	20,000
400	NTL, Inc.	November 2005	60.00	117,000
500	Nuveen Investments	December 2005	40.00	63,750
300	Occidental Petroleum Corp.	November 2005	80.00	51,750
250	OfficeMax, Inc.	November 2005	32.50	3,750
400	Petroleo Brasileiro SA ADR	December 2005	70.00	53,000
250	Placer Dome, Inc.	December 2005	17.50	63,750
500	Priceline.com, Inc.	November 2005	$20.00	$27,500
10	Pride International, Inc.	November 2005	30.00	525
200	Pride International, Inc.	December 2005	30.00	21,500
100	Qiagen Finance SA	December 2005	12.50	3,250
100	Reuters Group PLC	November 2005	40.00	4,250
250	Reuters Group PLC	November 2005	45.00	6,250
345	Scientific-Atlanta, Inc.	November 2005	35.00	51,750
1,000	Semiconductor HOLDRs Trust	November 2005	35.00	35,000
500	Shanda Interactive Entertainment Ltd.	November 2005	25.00	75,000
500	Shanda Interactive Entertainment Ltd.	November 2005	30.00	15,000
1	Sirius Satellite Radio, Inc. (h)	December 2005	100.00	2,490
1	Six Flags, Inc. (h)	December 2005	100.25	22,880
500	SONY Corp. ADR	December 2005	35.00	17,500
62	Southern Copper Corp.	December 2005	55.00	14,260
150	Southern Copper Corp.	December 2005	60.00	12,000
250	Suncor Energy, Inc.	December 2005	50.00	32,500
1	Sunguard Data Systems, Inc. (h)	March 2006	102.00	18,720
250	Tesoro Corp.	November 2005	65.00	40,000
1,000	Time Warner, Inc.	December 2005	19.00	25,000
500	United States Steel Corp.	November 2005	40.00	20,000
100	Valeant Pharmaceuticals International	January 2006	20.00	3,250
500	Vector Group Ltd.	November 2005	20.00	20,000
1	Visteon Corp. (h)	December 2005	90.00	1,160
200	Wyeth	January 2006	50.00	3,000
308	Wynn Resorts Ltd.	November 2005	50.00	24,640

	Total Call Options Written (Premiums received $2,755,762)			$2,619,361

(a)	Non-income producing security.

(h)	Each contract represents the entire principal amount of the fixed-income security that covers the written option.

See notes to financial statements.

6 | Annual Report | October 31, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Assets and Liabilities | October 31, 2005

Assets
Investments at value (cost $260,816,288)	$250,540,036
Foreign currency at value (cost $1,818,530)	1,818,705
Dividends and interest receivable	2,292,979
Receivable for securities sold	1,649,512
Other assets	28,211

Total assets	256,329,443

Liabilities
Options written, at value (premiums received of $2,755,762)	2,619,361
Payable for securities purchased	1,810,366
Advisory fee payable	213,347
Due to Custodian	32,438
Accrued expenses and other liabilities	305,038

Total liabilities	4,980,550

Net Assets	$251,348,893

Composition of Net Assets
Common stock, $.001 par value per share; unlimited number of shares authorized, 13,580,240 shares issued and outstanding	$13,580
Additional paid-in capital	258,826,004
Net realized gain on investments, options and foreign currency transactions	2,627,928
Undistributed net investment income	21,661
Net unrealized depreciation on investments, options and foreign currency translation	(10,140,280)

Net Assets	$251,348,893

Net Asset Value (based on 13,580,240 common shares outstanding)	$18.51

See notes to financial statements.

Annual Report | October 31, 2005 | 7

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Operations | For the Period January 31, 2005* through October 31, 2005

Investment Income
Interest	$5,036,143
Dividends (net of foreign withholding taxes of $72,791)	3,984,344

Total income	$9,020,487

Expenses
Investment Management Fee	968,883
Investment Advisory Fee	930,887
Custodian fee	188,036
Professional fees	159,058
Printing expense	92,800
Trustees’ fees and expenses	88,569
Administration fee	60,639
Fund accounting	57,522
Transfer agent fee	27,501
NYSE listing fee	19,779
Insurance	19,667
Miscellaneous	4,631

Total expenses	2,617,972

Net investment income	6,402,515

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions
Net realized gain (loss) on:
Investments	(800,081)
Options	7,964,773
Foreign currency transactions	(53,426)
Net unrealized appreciation (depreciation) on:
Investments	(10,276,252)
Options	136,401
Foreign currency translation	(429)

Net loss on investments, options and foreign currency transactions	(3,029,014)

Net Increase in Net Assets Resulting from Operations	$3,373,501

*	Commencement of investment operations.

See notes to financial statements.

8 | Annual Report | October 31, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Statement of Changes in Net Assets |

For the Period January 31, 2005* through October 31, 2005
Increase in Net Assets from Operations
Net investment income	$6,402,515
Net realized gain on investments, options and foreign currency transactions	7,111,266
Net unrealized depreciation on investments, options and foreign currency translation	(10,140,280)

Net increase in net assets resulting from operations	3,373,501

Distributions to Common Shareholders from
Net investment income	(10,864,192)

Capital Share Transactions
Proceeds from the issuance of common shares	259,282,500
Common share offering costs charged to paid-in capital	(543,000)

Net increase from capital share transactions	258,739,500

Total increase in net assets	251,248,809
Net Assets
Beginning of period	100,084

End of period (including undistributed net investment income of $21,661)	$251,348,893

*	Commencement of investment operations.

See notes to financial statements.

Annual Report | October 31, 2005 | 9

LCM | Advent/Claymore Enhanced Growth & Income Fund

Financial Highlights |

Per share operating performance for a common share outstanding throughout the period	For the Period January 31, 2005* through October 31, 2005
Net asset value, beginning of period	$19.10	(b)

Income from investment operations
Net investment income(a)	0.47
Net realized and unrealized loss on investments, options and foreign currency transactions	(0.22)

Total from investment operations	0.25

Common shares’ offering expenses charged to paid-in capital	(0.04)

Distributions to Common Shareholders
Net investment income	(0.80)

Net asset value, end of period	$18.51

Market value, end of period	$16.83

Total investment return(c)
Net asset value	1.12%
Market value	-12.08%
Ratios and supplemental data
Net assets, end of period (thousands)	$251,349
Ratio of net expenses to average net assets	1.38	%(d)
Ratio of net investment income to average net assets	3.37	%(d)
Portfolio turnover rate	246%

*	Commencement of investment operations.

(a)	Based on average shares outstanding during the period.

(b)	Before deduction of offering expenses charged to capital.

(c)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(d)	Annualized.

See notes to financial statements.

10 | Annual Report | October 31, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Notes to Financial Statements | October 31, 2005

Note 1 – Organization:

Advent/Claymore Enhanced Growth & Income Fund (the “Fund”) was organized as a Delaware statutory trust on January 30, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Fund’s primary investment objective is to provide current income and current gains from trading in securities, with a secondary objective of long-term capital appreciation. The Fund will pursue its investment objectives by investing its assets in dividend and interest paying equity securities, convertible securities and non-convertible high-yield securities. Also, in pursuit of the Fund’s primary investment objective, the Fund intends to engage in an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio. There can be no assurance the Fund will achieve its investment objectives.

Note 2 – Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the closing bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on corporate debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Discounts or premiums on convertible debt securities are not amortized.

(c) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from the sale of an investment, holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency translation in the Fund’s Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are shown as unrealized appreciation (depreciation) on foreign currency translation.

(d) Covered Call Options

The Fund will pursue its primary objective by employing an option strategy of writing (selling) covered call options on at least 50% of the securities held in the portfolio of the Fund. The Fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.

Note 3 – Investment Advisory Agreement, Investment Management Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between Claymore Advisors, LLC (the “Advisor”) and the Fund, the Advisor furnishes offices, necessary facilities and equipment, provides administrative services to the Fund, oversees the activities of Advent Capital Management, LLC (the “Investment Manager”), provides personnel and pays the compensation of all Trustees and Officers of the Fund who are its affiliates. As compensation for these services, the Fund pays the Advisor an annual fee, payable monthly in arrears, at an annual rate equal to 0.49% of the average Managed Assets during such month. Managed Assets means the total of assets of the Fund (including any assets attributable to any preferred shares or otherwise attributable to the use of financial leverage, if any) less the sum of accrued liabilities.

Pursuant to an Investment Management Agreement between the Investment Manager and the Fund, the Fund has agreed to pay the Investment Manager an annual fee, payable monthly in arrears, at an annual rate equal to 0.51% of the average Managed Assets during such month for the services and facilities provided by the Investment Manager to the Fund. These services include the day-to-day management of the Fund’s portfolio of securities, which includes buying and selling securities for the Fund and investment research. The Investment Manager also provides personnel to the Fund and pays the compensation of all Trustees and Officers of the Fund who are its affiliates.

Annual Report | October 31, 2005 | 11

LCM | Advent/Claymore Enhanced Growth & Income Fund | Notes to Financial Statements continued

The Bank of New York (“BNY”) acts as the Fund’s custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund’s assets. As administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund. Fimat USA, LLC and Credit Suisse First Boston act as the Fund’s custodian for covered call options.

Certain Officers and Trustees of the Fund are also Officers and Directors of the Advisor or Servicing Agent. The Fund does not compensate its Officers or Trustees who are Officers of the aforementioned firms.

Note 4 – Federal Income Taxes:

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

In order to present paid-in-capital in excess of par, undistributed net investment income and net realized gains or losses in the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and net realized gains or losses on investments. For the year ended October 31, 2005, a permanent book and tax difference in the amount of $4,483,338 primarily relating to distribution of short-term capital gains was reclassified from net realized gain to undistributed net investment income.

At October 31, 2005, the cost and related gross unrealized appreciation and depreciation, excluding written options and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)	Undistributed Long-Term Gains/ (Accumulated Capital Loss)
$262,094,239	$4,721,230	$(16,275,433)	$(11,554,203)	$112,683	$3,942,497	$8,333

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales and additional income accrued for tax purposes on the convertible preferred stock.

For the period ended October 31, 2005 the tax character of distributions paid, as reflected in the statement of changes in net assets of $10,864,192, was ordinary income.

Note 5 – Investments in Securities:

For the period ended October 31, 2005, purchases and sales of investments, excluding options and short-term securities, were $895,370,877 and $626,703,822, respectively.

The Fund entered into option contracts during the period ended October 31, 2005. Details of the transactions were as follows:

	Number of Contracts	Premiums Received
Options written during the period	238,278	$24,558,357
Options expired during the period	(41,828)	(3,208,667)
Options closed during the period	(111,003)	(11,959,543)
Options assigned during the period	(56,524)	(6,634,385)

Options outstanding, end of period	28,923	$2,755,762

Note 6 – Capital:

Common Shares

In connection with its organization process, the Fund sold 5,240 shares of beneficial interest to Claymore Securities, Inc., an affiliate of the Advisor, for consideration of $100,084. The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 13,580,240 issued and outstanding. Of this amount, the Fund issued 12,550,000 shares of common stock in its initial public offering and issued, pursuant to an over-allotment option to the underwriters, an additional 700,000 shares on February 11, 2005, 300,000 shares on February 23, 2005 and 25,000 shares on March 11, 2005. All of these shares were issued at $19.10 per share after deducting the sales load but before reimbursement of expenses to the underwriters of $0.00667 per share.

Offering expenses, estimated at $543,000 or $0.04 per share, in connection with the issuance of common shares have been borne by the Fund and were charged to paid-in capital. The Advisor and Investment Manager have agreed to pay offering expenses (other than sales load, but including reimbursement of expenses to the underwriters) in excess of $0.04 per common share.

Note 7 – Indemnifications:

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Subsequent Event:

On November 1, 2005, the Board of Trustees declared a quarterly dividend of $0.40 per common share. This dividend was payable on November 30 to shareholders of record on November 15.

12 | Annual Report | October 31, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Report of Independent Registered Public Accounting Firm |

To the Board of Trustees and Shareholders of

Advent/Claymore Enhanced Growth & Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Advent/Claymore Enhanced Growth & Income Fund (the “Fund”) at October 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period January 31, 2005 (commencement of operations) through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

December 19, 2005

Annual Report | October 31, 2005 | 13

LCM | Advent/Claymore Enhanced Growth & Income Fund

Supplemental Information | (unaudited)

Federal Income Tax Information

Qualified dividend income of as much as $1,708,967 was received by the Fund through October 31, 2005. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For corporate shareholders, $1,274,804 of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

In January 2006, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2005.

Results of Shareholder Votes

The Annual Meeting of Shareholders of the Fund was held on September 20, 2005. Shareholders voted to amend the Declaration of Trust of the Trust to change the maximum number of Trustees allowed on the Trust’s Board of Trustees from seven to nine. In addition, shareholders voted on the election of Trustees.

With regard to the amendment of the maximum number of Trustee’s allowed on the Board of Trustees, 12,204,076 common shares voted in favor of the amendment, 569,278 common shares voted against the amendment and 256,240 common shares abstained from voting on the amendment.

With regard to the election of the following Trustees by common shareholders of the Fund:

	# of Shares In Favor	# of Shares Withheld
Randall C. Barnes	12,844,817	184,777
Daniel Black	12,856,492	173,102
Ronald A. Nyberg	12,855,407	174,187
Michael A. Smart	12,856,840	172,754

The other Trustees of the Fund whose terms did not expire in 2005 are Nicholas Dalmaso, Tracy Maitland, Derek Medina and Gerald Seizert.

Trustees

The Trustees of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Daniel Black 405 Park Avenue New York, NY 10022 Year of birth: 1960 Trustee	Since 2005	Principal, the Wicks Group of Companies, LLC (2001-present). Formerly, Managing Director and Co-head of the Merchant Banking Group at BNY Capital Markets, a division of The Bank of New York Company, Inc. (1998-2003).	2	Trustee, Bank Street College of Education

Randall C. Barnes Year of birth: 1952 Trustee	Since 2005	Investor, (2001-present). Formerly, Senior Vice President, Treasurer (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development (1987-1990) of PepsiCo, Inc. (1987-1997).	2	Trustee of five other closed-end investment companies in the Claymore fund complex and four other open-end mutual funds in the Claymore family of mutual funds.

Derek Medina ABC News 47 West 66th Street New York, NY 10023 Year of Birth: 1967 Trustee	3 years/since inception	Vice President, Business Affairs and News Planning at ABC News from 2003-present. Formerly, Executive Director, Office of the President at ABC News from (2000-2003). Former Associate at Cleary Gottlieb Steen & Hamilton (law firm) (1995-1998). Former associate in Corporate Finance at J.P. Morgan/ Morgan Guaranty (1988-1990).	2	Director of Young Scholar’s Institute. Former Director of Episcopal Social Services.

Ronald A. Nyberg Year of birth: 1953 Trustee	3 years/since inception	Principal of Ronald A. Nyberg, Ltd., a law firm specializing in corporate law, estate planning and business transactions from 2000-present. Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	2	Trustee of ten other closed-end investment companies in the Claymore fund complex and four other open-end mutual funds in the Claymore family of mutual funds.

Gerald L. Seizert, CFP Seizert Capital Partners LLC 1668 S.Telegraph, Suite 120 Bloomfield Hills, MI 48302 Year of Birth: 1952 Trustee	3 years/since inception	Chief Executive Officer of Seizert Capital Partners, LLC, where he directs the equity disciplines of the firm and serves as a co-manager of the firm’s hedge fund, Proper Associates, LLC from 2000-present. Formerly, Co-Chief Executive (1998-1999) and a Managing Partner and Chief Investment Officer-Equities of Munder Capital Management, LLC (1995-1999). Former Vice President and Portfolio Manager of Loomis, Sayles & Co., L.P. (asset manager) (1984-1995). Former Vice President and Portfolio Manager at First of America Bank (1978-1984).	2	Former Director of Loomis, Sayles and Co., L.P.

Michael A. Smart Williams Capital Partners, L.P. 650 Fifth Avenue New York, NY 10019 Year of Birth: 1960 Trustee	3 years/since inception	Managing Partner, Williams Capital Partners, L.P., Advisor to First Atlantic Capital Ltd., equity firm (2001-present). Formerly, a Managing Director in Investment Banking- The Private Equity Group (1995-2001) and a Vice President in Investment Banking- Corporate Finance (1992-1995) at Merrill Lynch & Co. Founding Partner of The Carpediem Group, a private placement firm (1991-1992). Former Associate at Dillon, Read and Co. (investment bank) (1988-1990).	2	Director, Country Pure Foods.

14 | Annual Report | October 31, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund | Supplemental Information continued

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Tracy V. Maitland† 1065 Avenue of the Americas, 31st Floor New York, NY 10018 Year of Birth: 1960 Trustee, President and Chief Executive Officer	3 years/ since inception	President of Advent Capital Management, LLC, which he founded in June, 2001. Prior to June 2001, President of Advent Capital Management, a division of Utendahl Capital.	2

Nicholas Dalmaso†† Year of birth: 1965 Trustee	3 years/ since inception	Senior Managing Director and General Counsel of Claymore Advisors, LLC and Claymore Securities, Inc. (2001-present). Formerly, Assistant General Counsel, John Nuveen and Co., Inc. (asset manager) (1999-2001). Former Vice President and Associate General Counsel of Van Kampen Investments, Inc. (1992-1999).	2	Trustee of ten other closed-end investment companies in the Claymore fund complex and four other open-end mutual funds in the Claymore family of mutual funds.

*	Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

**	After a Trustee’s initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:

•	Messrs. Smart, Nyberg and Black, as Class I Trustees, are expected to stand for re-election at the Fund’s 2008 annual meeting of shareholders.

•	Messrs. Maitland and Dalmaso, as Class II Trustees, are expected to stand for re-election at the Fund’s 2006 annual meeting of shareholders.

•	Messrs. Seizert, Medina and Barnes, as Class III Trustees, are expected to stand for re-election at the Fund’s 2007 annual meeting of shareholders.

†	Mr. Maitland is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Advent Capital Management, LLC, the Fund’s Investment Manager.

††	Mr. Dalmaso is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) of the Fund because of his position as an officer of Claymore Advisors, LLC, the Fund’s Investment Advisor.

Annual Report | October 31, 2005 | 15

LCM | Advent/Claymore Enhanced Growth & Income Fund | Supplemental Information continued

Officers

The officers of the Advent/Claymore Enhanced Growth & Income Fund and their principal occupations during the past five years:

Name, Address*, Age and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations
Officers

F. Barry Nelson Year of Birth: 1943 Vice President	Since 2005	Co-Portfolio Manager and Research Director at Advent Capital Management, LLC from June 2001 to present. Prior to June 2001, Mr. Nelson held the same position at Advent Capital Management, a division of Utendahl Capital.

Robert White Year of birth: 1965 Treasurer and Chief Financial Officer	Since 2005	Chief Financial Officer, Advent Capital Management, LLC (July 2005-present). Previously, Vice President, Client Service Manager, Goldman Sachs Prime Brokerage (1997-2005).

Rodd Baxter Year of Birth: 1950 Secretary and Chief Compliance Officer	Since 2005	Advent Capital Management, LLC: General Counsel – Legal 2002 to present; SG Cowen Securities Corporation: Director and Senior Counsel, 1998-2002; Cowen & Co.

Steven M. Hill 2455 Corporate West Drive Lisle, IL 60532 Year of Birth: 1964 Assistant Treasurer	Since 2005	Senior Managing Director of Claymore Advisors, LLC and Claymore Securities, Inc (2003-present) and Chief Financial Officer (2005-present). Previously, Treasurer of Henderson Global Funds and Operations Manager for Henderson Global Investors (North America) Inc., from 2002-2003; Managing Director, FrontPoint Partners LLC (2001-2002); Vice President, Nuveen Investments (1999-2001); Chief Financial Officer, Skyline Asset Management LP, (1999); Vice President, Van Kampen Investments and Assistant Treasurer, Van Kampen mutual funds (1989-1999).

*	Address for all Officers unless otherwise noted: 1065 Avenue of the Americas, 31st Floor, New York, NY 10018

**	Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

16 | Annual Report | October 31, 2005

LCM | Advent/Claymore Enhanced Growth & Income Fund

Dividend Reinvestment Plan | (unaudited)

Unless the registered owner of common shares elects to receive cash by contacting the Bank of New York (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, P.O. Box 463, East Syracuse, New York 13057-0463, Attention: Shareholder Services Department, Phone Number: (800) 701-8178.

Annual Report | October 31, 2005 | 17

LCM | Advent/Claymore Enhanced Growth & Income Fund

Fund Information |

Board of Trustees

Daniel Black

Randall C. Barnes

Nicholas Dalmaso*

Tracy V. Maitland*

Chairman

Derek Medina

Ronald A. Nyberg

Gerald L. Seizert

Michael A. Smart

Officers

Tracy V. Maitland

Chief Executive Officer

F. Barry Nelson

Vice President

Robert White

Treasurer and Chief Financial Officer

Steven M. Hill

Assistant Treasurer

Rodd Baxter

Secretary and Chief Compliance Officer

Investment Manager

Advent Capital Management, LLC

1065 Avenue of the Americas,

31st Floor

New York, New York 10018

Investment Advisor

Claymore Advisors, LLC

Lisle, Illinois

Administrator, Custodian and Transfer Agent

The Bank of New York

New York, New York

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, New York

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, New York

*	Trustee is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended.

Privacy Principles of the Fund

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information and why, in certain cases, the Fund may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about its shareholders to employees of the Fund’s investment advisor and its affiliates with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of Advent/Claymore Enhanced Growth & Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.

•	If you have physical possession of your shares in certificate form, contact the Fund’s Administrator, Custodian and Transfer Agent:

The Bank of New York, 111 Sanders Creek Parkway, East Syracuse, NY 13057 (800) 701-8178

This report is sent to shareholders of Advent/Claymore Enhanced Growth & Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (800) 345-7999 or on the Securities & Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (800) 345-7999 or by accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330 or at www.adventclaymore.com.

In January 2005, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related Securities and Exchange Commission (“SEC”) rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

18 | Annual Report | October 31, 2005

Advent Capital Management, LLC

1065 Avenue of the Americas

New York, New York 10018

LCM-AR-1005

Item 2. Code of Ethics.

(a)    The registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)    Not applicable.

(c)    The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)    The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)    Not applicable.

(f)    (1) The registrant’s Code of Ethics is attached hereto as an exhibit.

(2) N/A

(3) N/A

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an “independent” Trustee: Gerald L. Seizert, Michael A. Smart and Ronald A. Nyberg. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed for the period January 31, 2005 to October 31, 2005, for professional services rendered by the principal accountant for the audit is $80,000. The aggregate fees billed for fiscal year 2004 for professional services rendered by the principal accountant is $0 as this fund was not in existence in 2004.

b). Audit-Related Fees: the aggregate fees billed for the period January 31, 2005 to October 31, 2005, for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item is $0. Specifically, this amount represents the amount paid for the audit of the preferred shares asset coverage test. The Audit-Related Fees for 2004 is $0 as this fund was not in existence in 2004.

c). Tax Fees: the aggregate fees billed for the period January 31, 2005 to October 31, 2005, for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning is $8,500. The Tax Fees for 2004 is $0 as this fund was not in existence in 2004.

d). All Other Fees: the aggregate fees billed for the period January 31, 2005 to October 31, 2005, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item is $0. The Other Audit Fees for 2004 is $0 as this fund was not in existence in 2004.

(e)	Audit Committee Pre-Approval Policies and Procedures.

(i) The Audit Committee reviews, and in its sole discretion, pre-approves, pursuant to written pre-approval procedures (A) all engagements for audit and non-audit services to be provided by the principal accountant to the registrant and (B) all engagements for non-audit services to be provided by the principal accountant (1) to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and (2) to any entity controlling, controlled by or under common control with the registrant’s investment adviser that provides ongoing services to the registrant; but in the case of the services described in subsection (B)(1) or (2), only if the engagement relates directly to the operations and financial reporting of the registrant; provided that such pre-approval need not be obtained in circumstances in which the pre-approval requirement is waived under rules promulgated by the Securities and Exchange Commission or New York Stock Exchange listing standards. The pre-approval policies are attached as an exhibit hereto. The policies provide for both “general pre-approval” and “specific pre-approval” as defined therein. During the fiscal period ended October 31, 2005, the registrant utilized only the specific pre-approval method.

AUDIT COMMITTEE PRE-APPROVAL POLICY

OF

ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND

AS ADOPTED BY THE AUDIT COMMITTEE

March 30, 2004

Statement of Principles

The Audit Committee (the “Audit Committee”) of the Board of Trustees (the “Board”) of Advent/Claymore Enhanced Growth & Income Fund (the “Trust,”) is required to pre-approve all Covered Services (as defined in the Audit Committee Charter) in order to assure that the provision of the Covered Services does not impair the auditors’ independence. Unless a type of service to be provided by the Independent Auditor (as defined in the Audit Committee Charter) is pre-approved in accordance with the terms of this Audit Committee Pre-Approval Policy (the “Policy”), it will require specific pre-approval by the Audit Committee or by any member of the Audit Committee to which pre-approval authority has been delegated.

This Policy and the appendices to this Policy describe the Audit, Audit-Related, Tax and All Other services that are Covered Services and that have been pre-approved under this Policy. The appendices hereto sometimes are referred to herein as the “Service Pre-Approval Documents”. The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. At its June meeting of each calendar year, the Audit Committee will review and re-approve this Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both. The Audit Committee hereby directs that each version of this Policy and the Service Pre-Approval Documents approved, re-approved or amended from time to time be maintained with the books and records of the Trust.

Delegation

In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the “Chairman”). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. The Audit Committee expects pre-approval of Covered Services by the Chairman pursuant to this delegated authority to be the exception rather than the rule and may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

Pre-Approved Fee Levels

Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit Services

The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Audit-Related Services

Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Trust and, to the extent they are Covered Services, the other Covered Entities (as defined in the Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Tax Services

The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

All Other Services

All Other services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

Procedures

Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the SEC’s rules on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

(ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Fund’s financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed for the last two fiscal years by the registrant’s accountant for services rendered to the registrant, the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant (not including a sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that directly related to the operations and financial reporting of the registrant for the period from January 31, 2005 to October 31, 2005 were $0.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Gerald L. Seizert, Michael A. Smart and Ronald A. Nyberg.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Advent Capital Management, LLC (the “Advisor”). The Advisor’s Proxy Voting Policies and Procedures are included as an exhibit hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics.

(a) (2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(c) Proxy Voting Policies and Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland

Name:	Tracy V. Maitland

Title:	President and Chief Executive Officer

Date: January 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland

Name:	Tracy V. Maitland

Title:	President and Chief Executive Officer

Date: January 6, 2006

By:	/s/ Robert White

Name:	Robert White

Title:	Treasurer and Chief Financial Officer

Date: January 6, 2006